COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2015, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2016	$25,271
2017	22,776
2018	22,408
2019	23,096
2020	16,352
Over 2020	80,365

$190,268

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2015, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2016	$13,706
2017	15,324
2018	23,306
2019	20,482
2020	14,310
Over 2020	2,779

$89,907